SCOPE OF CONSOLIDATION - Summary of Associates (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Current assets		$ 29,382	$ 33,240
Non-current assets		60,003	60,677
Current liabilities		21,825	21,769
Non-current liabilities		16,274	16,080
Non-controlling interests		2,063	2,107
Net assets attributable to equity holders of the parent		49,223	53,961
Carrying amount in the statements of financial position		3,895	3,109
Revenue		62,441	68,275	$ 79,844
Income (loss) from continuing operations		1,380	1,022	9,538
Other comprehensive income (loss)		(4,480)	1,274	(1,835)
Total comprehensive income (loss)		(3,100)	2,296	7,703
Associate
Disclosure of associates [line items]
Current assets		13,380	9,671	11,066
Non-current assets		20,097	18,212	17,977
Current liabilities		8,150	6,176	7,611
Non-current liabilities		6,937	5,664	5,371
Non-controlling interests		1,040	942	879
Net assets attributable to equity holders of the parent		17,350	15,101	15,182
Company's share of net assets		5,241	4,616	4,630
Adjustments for differences in accounting policies and other		(1,415)	(1,385)	(1,381)
Other adjustments		69	(122)	(189)
Carrying amount in the statements of financial position		3,895	3,109	3,060
Revenue		15,073	12,393	12,682
Income (loss) from continuing operations		631	219	718
Other comprehensive income (loss)		(218)	(25)	84
Total comprehensive income (loss)		413	194	801
Cash dividends received by the Company		$ 61	83	$ 64
Vallourec
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)		27.89%
Proportion of ownership interest in associate (in percent)		27.89%
Current assets		$ 3,035
Non-current assets		2,358
Current liabilities		1,694
Non-current liabilities		1,225
Non-controlling interests		81
Net assets attributable to equity holders of the parent		2,393
Company's share of net assets		667
Adjustments for differences in accounting policies and other		0
Other adjustments		247
Carrying amount in the statements of financial position		914
Revenue		3,228
Income (loss) from continuing operations		328
Other comprehensive income (loss)		(196)
Total comprehensive income (loss)		132
Cash dividends received by the Company		$ 0
China Oriental
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)		37.00%		37.00%
Proportion of ownership interest in associate (in percent)		37.00%		37.00%
Current assets		$ 4,317	3,681	$ 5,081
Non-current assets		2,836	3,124	3,218
Current liabilities		3,183	2,909	4,134
Non-current liabilities		555	395	314
Non-controlling interests		375	369	348
Net assets attributable to equity holders of the parent		3,040	3,132	3,503
Company's share of net assets		1,125	1,159	1,296
Adjustments for differences in accounting policies and other		0	0	0
Other adjustments		1	48	(56)
Carrying amount in the statements of financial position		1,126	1,207	1,240
Revenue		3,128	3,183	3,857
Income (loss) from continuing operations		17	40	190
Other comprehensive income (loss)		0	1	4
Total comprehensive income (loss)		17	41	193
Cash dividends received by the Company		$ 9	5	$ 28
DHS Group
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)		33.43%		33.43%
Proportion of ownership interest in associate (in percent)		33.43%		33.43%
Current assets		$ 2,228	1,919	$ 1,827
Non-current assets		2,255	2,430	2,257
Current liabilities		639	505	640
Non-current liabilities		926	994	863
Non-controlling interests		126	125	115
Net assets attributable to equity holders of the parent		2,792	2,725	2,466
Company's share of net assets		934	911	824
Adjustments for differences in accounting policies and other		89	134	150
Other adjustments		(179)	(190)	(183)
Carrying amount in the statements of financial position		844	855	791
Revenue		2,519	2,800	2,715
Income (loss) from continuing operations		156	184	428
Other comprehensive income (loss)		(1)	(1)	18
Total comprehensive income (loss)		155	183	446
Cash dividends received by the Company		$ 22	43	$ 10
Gonvarri Steel Industries
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)		35.00%		35.00%
Proportion of ownership interest in associate (in percent)		35.00%		35.00%
Current assets		$ 3,043	3,351	$ 3,400
Non-current assets		2,196	2,086	1,802
Current liabilities		1,641	1,857	2,067
Non-current liabilities		970	940	815
Non-controlling interests		458	448	416
Net assets attributable to equity holders of the parent		2,170	2,192	1,904
Company's share of net assets		760	767	666
Adjustments for differences in accounting policies and other		(23)	(40)	(43)
Other adjustments		0	20	50
Carrying amount in the statements of financial position		737	747	673
Revenue		5,629	5,874	5,628
Income (loss) from continuing operations		256	222	236
Other comprehensive income (loss)		(21)	(25)	62
Total comprehensive income (loss)		235	197	298
Cash dividends received by the Company		$ 30	35	$ 26
Baffinland 6
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)		25.23%		25.23%
Proportion of ownership interest in associate (in percent)		25.23%		25.23%
Current assets		$ 757	720	$ 758
Non-current assets		10,452	10,572	10,700
Current liabilities		993	905	770
Non-current liabilities		3,261	3,335	3,379
Non-controlling interests		0	0	0
Net assets attributable to equity holders of the parent		6,955	7,052	7,309
Company's share of net assets		1,755	1,779	1,844
Adjustments for differences in accounting policies and other		(1,481)	(1,479)	(1,488)
Other adjustments		0	0	0
Carrying amount in the statements of financial position		274	300	356
Revenue		569	536	482
Income (loss) from continuing operations		(126)	(227)	(136)
Other comprehensive income (loss)		0	0	0
Total comprehensive income (loss)		(126)	(227)	(136)
Cash dividends received by the Company		$ 0	$ 0	$ 0
Fair value measurement adjustment not recognized	$ 1,500